Document and Entity Information	Oct. 11, 2019
Cover [Abstract]
Entity Registrant Name	NANOMETRICS INC
Amendment Flag	false
Entity Central Index Key	0000704532
Document Type	8-K
Document Period End Date	Oct. 11, 2019
Entity Incorporation State Country Code	DE
Entity File Number	000-13470
Entity Tax Identification Number	94-2276314
Entity Address, Address Line One	1550 Buckeye Drive
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	(408)
Local Phone Number	545-6000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	NANO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false